Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Deficit - Additional Information (Detail)			1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 05, 2018 USD ($) $ / shares shares	Apr. 30, 2019 shares	Oct. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Vote $ / shares shares	Sep. 30, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Apr. 12, 2019 USD ($) shares	Mar. 31, 2019 USD ($)
Class of Stock [Line Items]
Number of shares issued in cash | $		$ 59,800,000
Preferred stock share issuance	0				0	0	0
Share of common stock	1,187,500				1,187,500	22,989,987	1,187,500
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Conversion [Member]
Class of Stock [Line Items]
Underwritten public offering | $	$ 50,000,000				$ 50,000,000		$ 50,000,000
Stock Split	16.0415				16.0415		16.0415
Common Stock
Class of Stock [Line Items]
Number of shares repurchased	550,781		25,782
Common stock voting right					Each share of common stock is entitled to one voting right.	Each share of common stock is entitled to one voting right.
Number of vote entitled for each common stockholder | Vote					1	1
Secured Convertible Promissory Note [Member]
Class of Stock [Line Items]
Stock converted into principal and accrued interest | $		$ 51,014
Founder | Common Stock
Class of Stock [Line Items]
Stock issued for services, shares		562,500		1,187,500
Stock issued for services, value | $				$ 950
Vesting period		4 years
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Number of shares issued	59,908,284	119,752,983			59,908,284	0	59,908,284
Issuance of stock at per share | $ / shares	$ 1.00259507	$ 1.00259507			$ 1.00259507		$ 1.00259507	$ 1.00259507
Number of shares issued in cash | $	$ 59,849,000				$ 59,849,000	$ 0	$ 59,849,000	$ 119,826,000		$ 59,849,000
Series A Redeemable Convertible Preferred Stock | Shire License Agreement [Member]
Class of Stock [Line Items]
Share of common stock	1,859,151				1,859,151		1,859,151
Outstanding diluted share					0.15
Ownership interest	5.00%				5.00%		5.00%
Ownership interest description					The Company will issue additional shares of common stock to increase Shire's ownership to 5% of the then-outstanding fully diluted shares, and (2) in the event that certain liquidation events occur prior to an initial public offering and Shire's ownership is less than 5% of the then outstanding fully diluted shares of common stock, Shire is entitled to receive additional proceeds, if needed, to equal 5% of proceeds available for distribution to the Companies security holders.
Series A Redeemable Convertible Preferred Stock | Shire License Agreement [Member] | Maximum
Class of Stock [Line Items]
Outstanding diluted share					0.05
Redeemable Common Stock
Class of Stock [Line Items]
Number of shares issued	1,859,151	59,908,284			1,859,151	0	1,859,151
Issuance of stock at per share | $ / shares		$ 1.00259507
Number of shares issued in cash | $	$ 6,990,000				$ 6,990,000	$ 0	$ 6,990,000	$ 6,990,000		$ 6,990,000
Series A Preferred Stock
Class of Stock [Line Items]
Additional number of shares issued	59,844,699				59,844,699		59,844,699
Preferred stock share issuance									59,844,699
Cash proceeds | $									$ 60,000,000
Preferred stock dividend rate							8.00%
Series A Preferred Stock | Foreign Investor [Member]
Class of Stock [Line Items]
Shares Distributed To Deferred Compensation Participants					7,480,590